Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	SCHWAB STRATEGIC TRUST
Entity Central Index Key	0001454889
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 20, 2021
Document Effective Date	Dec. 20, 2021
Prospectus Date	Apr. 28, 2021
Schwab 1 – 5 Year Corporate Bond ETF | Schwab 1-5 Year Corporate Bond ETF
Prospectus:
Trading Symbol	SCHJ
Schwab 5 – 10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF
Prospectus:
Trading Symbol	SCHI
Schwab Short-Term U.S. Treasury ETF | Schwab Short-Term U.S. Treasury ETF
Prospectus:
Trading Symbol	SCHO
Schwab Intermediate-Term U.S. Treasury ETF | Schwab Intermediate-Term U.S. Treasury ETF
Prospectus:
Trading Symbol	SCHR
Schwab Long-Term U.S. Treasury ETF | Schwab Long-Term U.S. Treasury ETF
Prospectus:
Trading Symbol	SCHQ